REVENUES	12 Months Ended
Dec. 31, 2014
REVENUES [Abstract]
REVENUES
3.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Sales of solar modules	3,897,288,039	6,660,317,517	9,155,395,954
Sales of silicon wafers	328,428,550	70,636,980	286,585,049
Sales of solar cells	138,686,401	184,203,072	200,643,639
Sales of silicon ingots	1,885,648	1,189,751	-
Sales of recovered silicon materials	270,406	14,559,658	11,272,636
Processing service fees	213,427,948	71,010,744	69,581,434
Solar system integration projects	213,174,391	201,056	11,209,600
Revenue from generated electricity	1,607,066	76,719,737	243,840,336
Total	4,794,768,449	7,078,838,515	9,978,528,648

The Company began developing solar power plant projects in 2011. Electricity generation revenue represents sales of electricity produced by the solar power plants. Electricity revenue consists of basic portion and government subsidy portion. The basic portion of electricity revenue is born by the local grid companies and the government subsidy portion of electricity revenue is funded by the China Ministry of Finance and paid through local grid companies to the Company.

Before July 1, 2013, the Company did not recognise the government subsidy portion as revenue from solar projects due to the lack of detailed government guidelines and uncertainty over the timing of subsidy payment. During the third quarter of 2013, the Chinese government announced a series of policies aimed at streamlining and standardizing government subsidy payments for electricity revenues for solar projects in China as well as expanding the amount invested in renewable energy. In addition, the Company received the government subsidy portion of electricity revenue for certain solar projects for the year 2012 during the third quarter of 2013. As a result of the increased policy clarity and payment certainty, the Company began to accrue the government subsidy portion of electricity revenue starting July 1, 2013. For the electricity revenues recognized in the year ended December 31, 2013, RMB2,125,076 and RMB52,700,759 was related to the government subsidy portion of electricity revenue in 2012 and 2013, respectively.

For the electricity revenues recognized in the year ended December 31, 2014, RMB161,778,511 was related to the government subsidy for electricity revenues in 2014.

Before the third quarter of 2014, the Company received government subsidy portion of electricity revenue from local grid companies without being requested to issue value-added tax invoices, and the Company recognized 100% of the government subsidy portion as revenue, which was consistent with the relevant PRC tax regulations. During the third quarter of 2014, the Company's operating subsidiaries were requested by the State Grid Corporation of China to issue value-added tax invoices for government subsidy portion as a condition for the grid company to pay the government subsidy to the Company. By issuing the value-added tax invoices, an operating subsidiary would be subject to value-added tax liability on the government subsidy portion of electricity generation revenue. As a result of such change, the Company recorded a cumulative value-added tax payable and a reduction of revenue in 2014 for the amount of RMB7.7 million related to previous years. In addition, starting from 2014, the Company records value-added tax payable with a corresponding reduction to revenue at the time of recognizing the government subsidy as revenue.

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the years ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	2,179,670,146	3,461,295,473	4,357,362,571
Outside China
America	135,839,209	414,371,308	1,766,283,018
UK	23,684,362	227,654,714	1,266,982,317
Chile	451,778	4,601,077	580,383,748
South Africa	202,449	681,502,434	534,571,266
Japan	11,409,559	112,460,144	486,201,347
Rest of the world	2,443,510,946	2,176,953,365	986,744,381
Total	4,794,768,449	7,078,838,515	9,978,528,648